SEGMENT DISCLOSURES (Tables)	12 Months Ended
Dec. 31, 2024
SEGMENT DISCLOSURES
Summary of segmemt profit or loss
Segment Item	Amount	Reviewed by CODM?
Research and development costs	3,280	Yes
General and Administrative costs	1,003	Yes
Finance Costs	226	Yes

Summary of Geographic reportable segment
In Thousands of US Dollars
Description	Canada	United States	Europe
Revenues
2024	$-	$-	$-
2023	$-	$-	$-
2022	$-	$-	$-
Property and equipment
December 31, 2024	$1	$-	$-
December 31, 2023	$2	$-	$-
December 31, 2022	$5	$5	$-